Consolidated Balance Sheets	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets
Cash and cash equivalents	$ 10,405,008	64,558,916	62,620,652
Trade receivables, net of allowance for doubtful accounts of ¥3,682,874 and ¥4,502,766($725,714), respectively	6,590,233	40,889,759	26,436,484
Refundable value added tax	1,090,468	6,765,916	2,047,262
Advances to employees	180,072	1,117,272	1,448,742
Other receivables	398,749	2,474,076	2,094,282
Prepaid expenses	250,468	1,554,052	1,237,347
Inventory and work in process, net of inventory provision of ¥3,415,570 and ¥4,356,091($702,074), respectively	2,346,677	14,560,195	19,900,382
Deferred tax assets, current portion	1,135,735	7,046,782	7,494,956
Total current assets	22,397,410	138,966,968	123,280,107
Non-current assets
Property and equipment, net of accumulated depreciation of ¥8,134,647 and ¥9,515,986($1,533,699), respectively	528,557	3,279,483	3,498,773
Intangible assets, net of accumulated amortization of ¥76,424,196 and 80,190,029($12,924,287), respectively	6,494,256	40,294,260	33,601,807
Goodwill	12,994,498	80,625,667	80,625,667
Deferred tax assets	148,219	919,637	980,504
Total non-current assets	20,165,530	125,119,047	118,706,751
Total assets	42,562,940	264,086,015	241,986,858
Current liabilities
Short-term loans	1,723,238	10,692,003
Trade payables	2,016,184	12,509,613	11,999,261
Other payables	2,897,531	17,978,021	18,381,881
Accrued expenses	3,978,589	24,685,555	22,237,200
Taxes payable	2,599,419	16,128,358	15,608,001
Advances from customers	8,326,255	51,661,078	54,070,691
Total current liabilities	21,541,216	133,654,628	122,297,034
Commitments and contingencies
Shareholders’ Equity
Ordinary shares, $0.0756 U.S. dollars par value; 6,613,756 shares authorized; 3,921,176 shares and 3,989,626 shares issued and outstanding, respectively	380,037	2,357,978	2,326,182
Additional paid-in capital	37,779,316	234,405,541	231,082,930
Statutory reserves	1,381,980	8,574,634	7,569,001
Accumulated deficits	(18,519,609)	(114,906,766)	(121,288,289)
Total shareholders’ equity	21,021,724	130,431,387	119,689,824
Total liabilities and shareholders’ equity	$ 42,562,940	264,086,015	241,986,858